Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 30, 2012
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD HIGH YIELD FUND SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income, and long-term total return.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The
Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions and Waivers" section beginning on page 28 of the Fund's prospectus and the
"Purchase and Redemption of Shares" section beginning on page 151 of the Fund's
		statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual
Fund operating expenses or in the examples, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 117%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o  Your investment has a 5% return each year

o  The Fund's operating expenses remain the same

o  You reinvest all dividends and distributions

o  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your
		shares at the end of each time period indicated:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (also referred to as "junk bonds").  In seeking to achieve the Fund's goal, the sub- adviser, Hartford Investment
Management Company ("Hartford Investment Management"), invests in specific issuers and securities that it considers to be attractive for providing current income as well as total return.  The Fund may invest up to 15% of its total assets in bank loans or loan participation interests in secured or unsecured variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities.  The Fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities.  While the Fund will not make direct purchases of common stock, from time to time the Fund will hold positions in common stock as a result of certain events, such as among other things the exercise of conversion rights or warrants, as well as restructurings or bankruptcy plans of reorganization with respect to an issuer's securities held by the Fund.  The Fund may invest up to 30% of its total assets in securities of foreign issuers, including from emerging markets, and up to 10% of its total assets in non-dollar securities.  The Fund may invest
		in bonds of any maturity and may trade securities actively.
Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock	The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Junk Bond Risk - Investments rated below investment grade (also referred to as
"junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Event Risk - Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt.  As a result of the added debt, the credit quality and market value of a company's bonds and/or other debt securities may decline significantly.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Liquidity Risk - The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's net asset value.

Volatility Risk - Share price, yield and total return may fluctuate more than with funds that use a different investment strategy.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Active Trading Risk - Active trading could increase the Fund's transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in
		this prospectus.
Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The performance information below indicates the risks of investing in the
Fund.  Keep in mind that past performance does not indicate future results.
Updated performance information is available at www.hartfordmutualfunds.com.
The returns:

o  Assume reinvestment of all dividends and distributions

		o Would be lower if the Fund's operating expenses had not been limited.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart:

o  Shows how the Fund's total return has varied from year to year

o  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o  Shows the returns of the Fund's Class A shares.  Because all of the
   Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes
		do not have the same expenses.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 14.61% (3rd quarter, 2009) Lowest -17.74% (4th quarter, 2008)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.
For more information regarding returns see the "Performance Notes" section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans
		or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2011 (including sales charges)
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Barclays Capital U.S. Corporate High-Yield Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.85%
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	552
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	787
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,041
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,766
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	552
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	787
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,766
Annual Return 2002	rr_AnnualReturn2002	(7.67%)
Annual Return 2003	rr_AnnualReturn2003	24.30%
Annual Return 2004	rr_AnnualReturn2004	6.98%
Annual Return 2005	rr_AnnualReturn2005	1.02%
Annual Return 2006	rr_AnnualReturn2006	10.82%
Annual Return 2007	rr_AnnualReturn2007	2.63%
Annual Return 2008	rr_AnnualReturn2008	(25.72%)
Annual Return 2009	rr_AnnualReturn2009	47.11%
Annual Return 2010	rr_AnnualReturn2010	14.88%
Annual Return 2011	rr_AnnualReturn2011	3.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.74%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.76%
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.53%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.87%
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.72%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.80%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	683
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,082
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,055
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,082
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.80%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	283
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	988
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,145
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	988
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,145
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.50%
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	453
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,012
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	260
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	453
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,012
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.43%
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	809
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,788
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	809
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,788
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.32%
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	641
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,431
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	364
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	641
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,431
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.49%
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,029
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	457
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,029
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.61%
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	403
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	904
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	230
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	403
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	904
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.66%

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.05% (Class A), 1.80% (Class B), 1.80% (Class C), 0.80% (Class I), 1.35% (Class R3), 1.05% (Class R4), 0.75% (Class R5) and 0.70% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.